Earnings/(Loss) per Common Share - Earnings/Loss per share, basic and diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Numerator:
Net income attributable to Navios Holdings common stockholders	$ 44,960	$ 24,936	$ 39,960	$ 25,099
Less:
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(1,284)	(1,284)	(2,561)	(2,561)
Undistributed income attributable to Series I participating preferred shares	(12,451)	0	(9,284)	0
Plus:
Income available to Navios Holdings common stockholders, basic and diluted	$ 31,225	$ 23,652	$ 28,115	$ 22,538
Denominator:
Denominator for basic earnings per share attributable to Navios Holdings common stockholders — weighted average shares	22,654,825	13,127,208	22,643,215	13,120,335
Basic earnings per share attributable to Navios Holdings common stockholders	$ 1.38	$ 1.80	$ 1.24	$ 1.72
Denominator for diluted earnings per share attributable to Navios Holdings common stockholders — weighted average shares	22,848,328	13,511,627	22,845,014	13,508,382
Diluted earnings per share attributable to Navios Holdings common stockholders	$ 1.37	$ 1.75	$ 1.23	$ 1.67